Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 13.2%
Axon Enterprise Inc.(a)	14,392	$1,196,407
Boeing Co. (The)	122,805	19,403,190
BWX Technologies Inc.	21,814	1,189,299
Curtiss-Wright Corp.	9,542	850,383
General Dynamics Corp.	53,270	7,816,840
HEICO Corp.	9,302	894,108
HEICO Corp., Class A	16,598	1,270,577
Hexcel Corp.	19,224	717,055
Howmet Aerospace Inc.	88,185	1,303,374
Huntington Ingalls Industries Inc.	9,271	1,610,466
L3Harris Technologies Inc.	49,449	8,323,750
Lockheed Martin Corp.	56,530	21,423,174
Mercury Systems Inc.(a)	12,737	986,226
Moog Inc., Class A	6,873	369,218
Northrop Grumman Corp.	35,514	11,542,405
Raytheon Technologies Corp.	336,909	19,096,002
Spirit AeroSystems Holdings Inc., Class A	24,177	473,144
Teledyne Technologies Inc.(a)	8,399	2,575,974
Textron Inc.	52,146	1,821,981
TransDigm Group Inc.	11,519	4,971,370

		107,834,943

Air Freight & Logistics — 4.9%
CH Robinson Worldwide Inc.	30,793	2,885,920
Expeditors International of Washington Inc.	38,123	3,221,774
FedEx Corp.	55,057	9,271,599
United Parcel Service Inc., Class B	161,291	23,025,903
XPO Logistics Inc.(a)	20,945	1,571,294

		39,976,490

Building Products — 4.2%
Allegion PLC	21,153	2,103,877
AO Smith Corp.	31,107	1,497,491
Armstrong World Industries Inc.	10,955	780,434
Carrier Global Corp.	186,505	5,080,396
Fortune Brands Home & Security Inc.	32,003	2,448,230
Johnson Controls International PLC	170,394	6,556,761
Lennox International Inc.	7,957	2,133,590
Masco Corp.	60,419	3,453,550
Owens Corning	24,762	1,497,358
Resideo Technologies Inc.(a)	28,277	375,519
Trane Technologies PLC	54,795	6,129,917
Trex Co. Inc.(a)	13,242	1,845,008

		33,902,131

Chemicals — 1.5%
Sherwin-Williams Co. (The)	18,512	11,994,295

Commercial Services & Supplies — 3.1%
ADT Inc.	24,457	210,575
Brink’s Co. (The)	11,564	512,863
Cimpress PLC(a)	5,547	554,700
Cintas Corp.	19,305	5,827,600
Clean Harbors Inc.(a)	11,681	696,188
Covanta Holding Corp.	26,423	260,002
Deluxe Corp.	9,481	267,649
MSA Safety Inc.	8,186	970,286
Republic Services Inc.	48,124	4,198,819
Stericycle Inc.(a)	20,940	1,265,509
Tetra Tech Inc.	12,415	1,100,590

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	88,938	$9,747,605

		25,612,386

Construction & Engineering — 0.9%
AECOM(a)	36,671	1,327,123
Emcor Group Inc.	12,564	860,634
Fluor Corp.	31,447	320,445
Jacobs Engineering Group Inc.	29,802	2,543,601
MasTec Inc.(a)(b)	13,347	530,944
Quanta Services Inc.	31,530	1,260,254
Valmont Industries Inc.	4,896	593,395

		7,436,396

Construction Materials — 0.9%
Eagle Materials Inc.	9,534	764,913
Martin Marietta Materials Inc.	14,257	2,953,765
Summit Materials Inc., Class A(a)	25,711	378,466
Vulcan Materials Co.	30,337	3,562,170

		7,659,314

Containers & Packaging — 3.4%
Amcor PLC(a)	360,652	3,714,716
AptarGroup Inc.	14,704	1,693,901
Avery Dennison Corp.	19,080	2,162,527
Ball Corp.	74,677	5,498,467
Berry Global Group Inc.(a)	30,328	1,516,097
Crown Holdings Inc.(a)	30,866	2,209,388
Graphic Packaging Holding Co.	63,982	891,909
International Paper Co.	90,033	3,132,248
O-I Glass Inc.	35,614	371,810
Packaging Corp. of America	21,726	2,088,303
Sealed Air Corp.	35,656	1,272,206
Silgan Holdings Inc.	17,729	678,134
Sonoco Products Co.	22,982	1,189,089
Westrock Co.	59,388	1,595,162

		28,013,957

Electrical Equipment — 4.4%
Acuity Brands Inc.	9,037	895,567
AMETEK Inc.	52,555	4,900,754
Eaton Corp. PLC	91,628	8,533,316
Emerson Electric Co.	136,863	8,486,875
EnerSys	9,626	647,445
Generac Holdings Inc.(a)	14,357	2,262,376
GrafTech International Ltd.	12,889	78,236
Hubbell Inc.	12,417	1,675,922
nVent Electric PLC	35,796	650,055
Regal Beloit Corp.	9,302	855,505
Rockwell Automation Inc.	26,532	5,787,690
Sensata Technologies Holding PLC(a)	36,011	1,367,698

		36,141,439

Electronic Equipment, Instruments & Components — 5.3%
Amphenol Corp., Class A	67,780	7,168,413
Arrow Electronics Inc.(a)	18,020	1,290,592
Avnet Inc.	22,624	604,513
Belden Inc.	8,749	276,468
Cognex Corp.	39,329	2,629,930
Coherent Inc.(a)	5,556	771,339
Corning Inc.	173,863	5,389,753
Dolby Laboratories Inc., Class A	14,759	1,027,226
FLIR Systems Inc.	29,972	1,248,634
IPG Photonics Corp.(a)(b)	8,105	1,450,876
Itron Inc.(a)	8,187	569,488

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil Inc.	31,624	$1,102,413
Keysight Technologies Inc.(a)	42,844	4,279,687
Littelfuse Inc.	5,521	980,806
National Instruments Corp.	26,760	949,980
TE Connectivity Ltd.	75,558	6,729,951
Trimble Inc.(a)	57,212	2,546,506
Vishay Intertechnology Inc.	29,978	470,355
Zebra Technologies Corp., Class A(a)	12,162	3,414,482

		42,901,412

Industrial Conglomerates — 8.3%
3M Co.	131,759	19,825,777
Carlisle Companies Inc.	12,579	1,497,907
General Electric Co.	2,003,678	12,162,326
Honeywell International Inc.	160,771	24,014,364
Roper Technologies Inc.	23,914	10,341,609

		67,841,983

IT Services — 22.4%
Accenture PLC, Class A	145,923	32,800,572
Alliance Data Systems Corp.	9,709	430,691
Automatic Data Processing Inc.	98,448	13,084,724
Black Knight Inc.(a)	34,340	2,572,753
Broadridge Financial Solutions Inc.	26,300	3,533,142
Euronet Worldwide Inc.(a)	11,959	1,149,738
Fidelity National Information Services Inc.	141,526	20,706,669
Fiserv Inc.(a)	128,821	12,855,048
FleetCor Technologies Inc.(a)	19,196	4,963,510
Genpact Ltd.	35,332	1,406,920
Global Payments Inc.	68,515	12,197,040
Jack Henry & Associates Inc.	17,549	3,128,987
Maximus Inc.	14,044	1,042,205
Paychex Inc.	73,131	5,259,582
PayPal Holdings Inc.(a)(b)	268,962	52,735,379
Sabre Corp.	62,370	471,517
Square Inc., Class A(a)	78,160	10,149,076
Western Union Co. (The)	94,125	2,285,355
WEX Inc.(a)	9,967	1,578,474

		182,351,382

Life Sciences Tools & Services — 0.4%
PerkinElmer Inc.	25,516	3,034,108

Machinery — 13.4%
AGCO Corp.	14,239	934,506
Allison Transmission Holdings Inc.	25,926	968,595
Barnes Group Inc.	10,870	400,777
Caterpillar Inc.	123,981	16,474,595
Colfax Corp.(a)(b)	19,260	560,081
Crane Co.	11,290	638,675
Cummins Inc.	33,793	6,530,835
Deere & Co.	71,666	12,635,432
Donaldson Co. Inc.	28,829	1,393,594
Dover Corp.	33,023	3,399,057
Flowserve Corp.	29,830	831,362
Fortive Corp.	67,903	4,766,112
Gates Industrial Corp. PLC(a)(b)	10,838	114,232
Graco Inc.	38,163	2,031,798
Hillenbrand Inc.	16,916	494,455
IDEX Corp.	17,308	2,852,705
Illinois Tool Works Inc.	65,856	12,182,701
Ingersoll Rand Inc.(a)	79,205	2,502,086

Security	Shares	Value

Machinery (continued)
ITT Inc.	19,769	$1,141,264
Kennametal Inc.	18,854	508,304
Lincoln Electric Holdings Inc.	13,604	1,229,666
Middleby Corp. (The)(a)	12,811	1,064,082
Navistar International Corp.(a)	14,827	474,909
Nordson Corp.	11,759	2,276,895
Oshkosh Corp.	15,592	1,227,402
Otis Worldwide Corp.	93,252	5,850,630
PACCAR Inc.	79,195	6,737,911
Parker-Hannifin Corp.	29,403	5,260,785
Pentair PLC	38,135	1,634,085
Snap-on Inc.	12,441	1,814,769
Terex Corp.	14,887	280,620
Timken Co. (The)	15,496	707,547
Toro Co. (The)	24,549	1,751,571
Trinity Industries Inc.	21,594	421,731
Welbilt Inc.(a)	30,095	182,978
Westinghouse Air Brake Technologies Corp.	41,454	2,578,024
Woodward Inc.	12,984	973,021
Xylem Inc./NY	41,213	3,007,725

		108,835,517

Marine — 0.1%
Kirby Corp.(a)	13,755	636,031

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	25,704	814,046

Professional Services — 2.9%
ASGN Inc.(a)	12,044	824,532
CoreLogic Inc.	18,191	1,239,899
Equifax Inc.	27,806	4,520,143
FTI Consulting Inc.(a)	8,539	1,019,898
Insperity Inc.	8,347	558,080
Korn Ferry	12,693	356,673
ManpowerGroup Inc.	13,374	919,998
Nielsen Holdings PLC	81,658	1,178,325
Robert Half International Inc.	26,252	1,335,439
TransUnion	43,477	3,894,235
TriNet Group Inc.(a)	9,817	647,922
Verisk Analytics Inc.	37,169	7,014,162

		23,509,306

Road & Rail — 7.8%
CSX Corp.	175,343	12,508,970
JB Hunt Transport Services Inc.	19,352	2,504,149
Kansas City Southern	21,765	3,740,315
Knight-Swift Transportation Holdings Inc.	27,891	1,212,980
Landstar System Inc.	8,789	1,070,324
Norfolk Southern Corp.	58,683	11,279,460
Old Dominion Freight Line Inc.	21,615	3,951,654
Ryder System Inc.	12,310	450,915
Union Pacific Corp.	155,438	26,945,177

		63,663,944

Trading Companies & Distributors — 2.4%
Air Lease Corp.	24,210	634,786
Applied Industrial Technologies Inc.	8,825	557,034
Fastenal Co.	131,215	6,172,354
GATX Corp.(b)	7,964	485,724
HD Supply Holdings Inc.(a)	37,105	1,302,385
MSC Industrial Direct Co. Inc., Class A	10,406	686,900
SiteOne Landscape Supply Inc.(a)(b)	9,589	1,227,680

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	16,504	$2,564,226
Univar Solutions Inc.(a)	31,759	561,182
Watsco Inc.	7,504	1,771,469
WESCO International Inc.(a)	10,939	425,199
WW Grainger Inc.	9,918	3,387,295

		19,776,234

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	17,708	530,532

Total Common Stocks — 99.7% (Cost: $811,935,511)		812,465,846

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	5,695,868	5,702,134
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	2,082,000	2,082,000

		7,784,134

Total Short-Term Investments — 0.9% (Cost: $7,778,637)		7,784,134

Total Investments in Securities — 100.6% (Cost: $819,714,148)		820,249,980

Other Assets, Less Liabilities — (0.6)%		(5,236,735)

Net Assets — 100.0%		$815,013,245

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,314,249	$—		$(1,613,414	)(a)	$8,026	$(6,727)	$5,702,134	5,695,868	$12,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,000	980,000	(a)	—		—	—	2,082,000	2,082,000	638		—

						$8,026	$(6,727)	$7,784,134		$13,425		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	28	09/18/20	$2,016	$86,585
S&P Select Sector Technology E-Mini Index	3	09/18/20	333	26,735

				$113,320

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Industrials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$812,465,846	$—	$—	$812,465,846
Money Market Funds	7,784,134	—	—	7,784,134

	$820,249,980	$—	$—	$820,249,980

Derivative financial instruments(a)
Assets
Futures Contracts	$113,320	$—	$—	$113,320

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4